Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

For the years ended March 31, 2025, 2024 and 2023, income tax expenses consisted of the following:

For the years ended March 31,
	2025	2024	2023

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	-	-
Total income tax	$-	$-	$-

Schedule of Reconciliation of Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15% to its income from operations before income taxes for the years ended March 31, 2025, 2024 and 2023.

	For the years ended March 31,
	2025	2024	2023

Loss before income taxes	$(3,303,652)	$(3,098,532)	$(5,934,772)
Income tax expense at the PRC statutory rate	(495,548)	(404,481)	(653,066)
Non-deductible expenses	239,939	54,477	226,003
Deductible research and development expenses	(46,707)	(27,629)	(29,497)
Deferred tax provision	(1,441,907)	(1,250,105)	(876,804)
Valuation allowance for deferred tax assets	1,441,907	1,250,105	876,804
Effect of income tax rate differences in jurisdictions other than the PRC	302,316	377,633	456,560
Total income tax expenses	$-	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	As of March 31,
	2025	2024

Tax loss carry forward	$901,032	$905,574
Credit loss provision for doubtful account - accounts receivable	312,366	261,656
Credit loss provision for doubtful account – other receivable and other current assets	69,979	70,854
Impairment provision for inventory	8,462	12,021
Impairment provision for long-term deposit	150,068	-
Valuation allowance for deferred tax assets	(1,441,907)	(1,250,105)
Total	$-	$-